Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2024

Principal Amount		SHORT-TERM INVESTMENTS - 95.0%				Fair Value
		U.S. TREASURY SECURITIES - 93.7%	Yield Rate (%)	Maturity
$ 131,500,000		U.S. Treasury Bill	-	8/1/2024		$ 131,500,000
136,500,000		U.S. Treasury Bill	4.66	8/8/2024		136,360,803
139,000,000		U.S. Treasury Bill	4.99	8/15/2024		138,715,492
48,000,000		U.S. Treasury Bill*	5.11	8/22/2024		47,852,580
90,500,000		U.S. Treasury Bill	5.18	8/29/2024		90,128,980
123,000,000		U.S. Treasury Bill*	5.22	9/5/2024		122,369,825
6,000,000		U.S. Treasury Bill*	5.25	9/19/2024		5,957,188
99,000,000		U.S. Treasury Bill*	5.27	9/26/2024		98,191,808
93,500,000		U.S. Treasury Bill	5.20	10/3/2024		92,654,467
136,000,000		U.S. Treasury Bill*	5.22	10/10/2024		134,633,660
139,000,000		U.S. Treasury Bill*	5.21	10/17/2024		137,468,132
83,000,000		U.S. Treasury Bill	5.21	10/24/2024		82,004,554
		TOTAL U.S. TREASURY SECURITIES (Cost - $1,217,854,593)				1,217,837,489

Shares
		MONEY MARKET FUND - 1.3%
16,670,678		First American Treasury Obligations Fund - Institutional Shares, 5.20% + (Cost - $16,670,678)				16,670,678

		TOTAL INVESTMENTS - 95.0% (Cost - $1,234,525,271)				$ 1,234,508,167
		OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 5.0%				65,212,925
		NET ASSETS - 100.0%				$ 1,299,721,092

+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2024.
* All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS
Notional Amount at July 31, 2024	Number of Shares	Description#	Floating Rate to Pay	Termination Date	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 8,941,216	92,605	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	8/12/2024	$ 10,598	$ -	$ 10,598
23,028,460	240,173	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	10/15/2024	299,007	-	299,007
116,053,198	1,198,373	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	1/13/2025	965,812	-	965,812
19,256,386	196,060	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	4/14/2025	(8,558)	-	(8,558)
61,346,747	627,075	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	4/28/2025	339,864	-	339,864
15,614,676	161,079	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	5/5/2025	207,790	-	207,790
3,518,277	36,556	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	6/16/2025	83,561	-	83,561
23,297,313	239,104	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	7/28/2025	343,799	-	343,799
153,791,154	1,576,052	iShares Core U.S. Aggregate Bond ETF	OBFR + 34 bps	8/11/2025	1,853,108	-	1,853,108
626,056	6,389	iShares Core U.S. Aggregate Bond ETF	OBFR + 32 bps	8/26/2025	6,962	-	6,962
29,162,791	344,265	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	10/15/2024	1,724,435	-	1,724,435
10,263,793	118,392	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	1/13/2025	373,052	-	373,052
7,722,841	88,245	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	2/10/2025	205,407	-	205,407
11,043,697	125,058	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	3/5/2025	192,642	-	192,642
2,740,742	30,796	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	5/5/2025	29,528	-	29,528
20,208,182	232,465	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	5/19/2025	741,936	-	741,936
42,654,809	481,176	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	6/16/2025	716,704	-	716,704
134,661,420	1,506,847	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR - 16 bps	7/28/2025	1,527,560	-	1,527,560
27,583,005	308,302	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR + 30 bps	8/11/2025	213,152	-	213,152
2,919,119	32,697	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR + 30 bps	8/26/2025	37,413	-	37,413
58,561,657	549,978	iShares TIPS Bond ETF	OBFR + 64 bps	8/7/2024	(892,037)	-	(892,037)
30,118,141	284,146	iShares TIPS Bond ETF	OBFR + 64 bps	8/12/2024	(301,567)	-	(301,567)
27,238,045	252,971	iShares TIPS Bond ETF	OBFR + 64 bps	8/26/2024	(634,047)	-	(634,047)
55,014,393	516,553	iShares TIPS Bond ETF	OBFR + 64 bps	9/9/2024	(680,616)	-	(680,616)
23,503,410	224,205	iShares TIPS Bond ETF	OBFR + 64 bps	10/8/2024	116,282	-	116,282
24,775,237	234,576	iShares TIPS Bond ETF	OBFR + 64 bps	10/15/2024	(33,046)	-	(33,046)
23,342,332	221,837	iShares TIPS Bond ETF	OBFR + 64 bps	1/13/2025	200,682	-	200,682
6,773,240	63,515	iShares TIPS Bond ETF	OBFR + 64 bps	1/15/2025	(34,843)	-	(34,843)
9,848,964	92,004	iShares TIPS Bond ETF	OBFR + 64 bps	2/10/2025	(46,020)	-	(46,020)
70,331,076	662,404	iShares TIPS Bond ETF	OBFR + 64 bps	3/31/2025	828,993	-	828,993
54,167,187	503,848	iShares TIPS Bond ETF	OBFR + 64 bps	4/14/2025	81,038	-	81,038
27,498,517	258,469	iShares TIPS Bond ETF	OBFR + 64 bps	4/21/2025	391,301	-	391,301
17,180,493	160,035	iShares TIPS Bond ETF	OBFR + 64 bps	4/28/2025	81,683	-	81,683
11,482,094	107,622	iShares TIPS Bond ETF	OBFR + 64 bps	5/5/2025	142,443	-	142,443
31,369,059	295,836	iShares TIPS Bond ETF	OBFR + 64 bps	6/16/2025	577,057	-	577,057
48,105,556	449,969	iShares TIPS Bond ETF	OBFR + 64 bps	7/28/2025	492,901	-	492,901
26,994,507	251,486	iShares TIPS Bond ETF	OBFR + 64 bps	8/15/2025	135,287	-	135,287
6,527,529	60,958	iShares TIPS Bond ETF	OBFR + 16 bps	8/26/2025	64,920	-	64,920
11,713,393	26,394	SPDR S&P 500 ETF Trust	OBFR + 79 bps	8/6/2024	2,212,257	-	2,212,257
11,279,568	25,715	SPDR S&P 500 ETF Trust	OBFR + 79 bps	8/12/2024	2,298,969	-	2,298,969
83,625	189	SPDR S&P 500 ETF Trust	OBFR + 79 bps	8/13/2024	16,516	-	16,516
6,518,392	14,917	SPDR S&P 500 ETF Trust	OBFR + 79 bps	9/30/2024	1,407,974	-	1,407,974
12,680,348	29,860	SPDR S&P 500 ETF Trust	OBFR + 79 bps	11/6/2024	3,221,284	-	3,221,284
12,222,905	28,919	SPDR S&P 500 ETF Trust	OBFR + 79 bps	12/3/2024	3,232,197	-	3,232,197
10,313,292	22,674	SPDR S&P 500 ETF Trust	OBFR + 79 bps	1/8/2025	1,860,649	-	1,860,649
1,640,393	3,550	SPDR S&P 500 ETF Trust	OBFR + 79 bps	1/13/2025	266,759	-	266,759
10,800,534	23,109	SPDR S&P 500 ETF Trust	OBFR + 79 bps	2/10/2025	1,612,931	-	1,612,931

Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

TOTAL RETURN SWAPS (Continued)
Notional Amount at July 31, 2024	Number of Shares	Description#	Floating Rate to Pay	Termination Date	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 10,928,950	22,933	SPDR S&P 500 ETF Trust	OBFR + 79 bps	2/12/2025	$ 1,393,573	$ -	$ 1,393,573
11,839,033	24,217	SPDR S&P 500 ETF Trust	OBFR + 79 bps	3/5/2025	1,217,193	-	1,217,193
7,977,050	15,736	SPDR S&P 500 ETF Trust	OBFR + 79 bps	3/31/2025	540,351	-	540,351
19,099,990	37,863	SPDR S&P 500 ETF Trust	OBFR + 79 bps	5/19/2025	1,473,838	-	1,473,838
9,306,994	17,566	SPDR S&P 500 ETF Trust	OBFR + 79 bps	6/24/2025	290,028	-	290,028
26,927,911	50,292	SPDR S&P 500 ETF Trust	OBFR + 79 bps	7/11/2025	639,017	-	639,017
3,306,233	6,095	SPDR S&P 500 ETF Trust	OBFR + 79 bps	7/17/2025	35,300	-	35,300
7,194,103	159,056	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	10/8/2024	763,434	-	763,434
2,467,990	57,839	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	12/3/2024	430,483	-	430,483
12,040,004	261,791	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	1/8/2025	1,143,502	-	1,143,502
4,621,042	99,532	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	1/13/2025	395,021	-	395,021
67,790	1,439	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	2/10/2025	4,239	-	4,239
6,012,105	126,704	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	2/12/2025	325,516	-	325,516
10,287,194	214,829	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	3/5/2025	498,224	-	498,224
74,739,735	1,530,583	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	3/31/2025	2,391,228	-	2,391,228
1,650,784	33,195	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	4/14/2025	25,524	-	25,524
35,662,541	716,403	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	4/21/2025	542,649	-	542,649
3,351,002	67,656	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	5/8/2025	60,309	-	60,309
6,119,986	126,446	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	6/3/2025	280,599	-	280,599
6,269,677	127,666	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	6/6/2025	195,633	-	195,633
4,958,995	100,356	Vanguard FTSE Developed Markets Index ETF	OBFR + 89 bps	7/28/2025	119,397	-	119,397
26,284,393	648,357	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	10/8/2024	1,904,553	-	1,904,553
4,844,361	119,561	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	10/15/2024	359,539	-	359,539
17,019,901	419,416	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	12/24/2024	1,281,404	-	1,281,404
7,147,144	177,411	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	1/8/2025	613,458	-	613,458
6,606,878	163,554	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	1/13/2025	552,710	-	552,710
5,737,803	141,844	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	2/10/2025	372,223	-	372,223
16,293,542	406,830	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	2/12/2025	1,238,803	-	1,238,803
13,857,145	347,171	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	3/5/2025	1,158,600	-	1,158,600
2,491,974	59,505	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	4/14/2025	96,564	-	96,564
6,578,787	157,538	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	4/21/2025	278,882	-	278,882
12,506,514	300,542	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	4/28/2025	581,450	-	581,450
21,662,729	513,884	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	5/5/2025	752,449	-	752,449
28,052,635	678,973	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	5/19/2025	1,615,879	-	1,615,879
15,577,810	359,184	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	6/13/2025	180,223	-	180,223
17,503,717	400,689	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	7/28/2025	136,797	-	136,797
14,313,411	325,157	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR + 89 bps	8/5/2025	20,426	-	20,426
2,973,062	36,960	Vanguard Real Estate Index ETF	OBFR + 74 bps	9/23/2024	330,427	-	330,427
40,369,256	499,776	Vanguard Real Estate Index ETF	OBFR + 74 bps	10/15/2024	4,458,455	-	4,458,455
10,693,145	130,835	Vanguard Real Estate Index ETF	OBFR + 74 bps	1/6/2025	1,073,189	-	1,073,189
9,778,078	114,637	Vanguard Real Estate Index ETF	OBFR + 74 bps	3/5/2025	508,240	-	508,240
2,763,887	32,893	Vanguard Real Estate Index ETF	OBFR + 74 bps	3/31/2025	198,655	-	198,655
16,038,575	189,476	Vanguard Real Estate Index ETF	OBFR + 74 bps	4/28/2025	954,294	-	954,294
5,625,051	70,033	Vanguard Real Estate Index ETF	OBFR + 74 bps	5/19/2025	678,080	-	678,080
6,135,669	73,817	Vanguard Real Estate Index ETF	OBFR + 74 bps	6/13/2025	532,053	-	532,053
11,042,808	132,091	Vanguard Real Estate Index ETF	OBFR + 74 bps	6/24/2025	908,065	-	908,065
9,405,345	112,955	Vanguard Real Estate Index ETF	OBFR + 74 bps	7/11/2025	890,195	-	890,195
9,479,388	112,823	Vanguard Real Estate Index ETF	OBFR + 74 bps	7/17/2025	719,343	-	719,343
22,303,143	266,660	Vanguard Real Estate Index ETF	OBFR + 74 bps	7/28/2025	1,953,848	-	1,953,848
21,303,336	252,732	Vanguard Real Estate Index ETF	OBFR + 24 bps	8/11/2025	1,493,521	-	1,493,521
3,257,691	37,531	Vanguard Real Estate Index ETF	OBFR + 74 bps	8/15/2025	128,505	-	128,505
					$ 65,219,607	$ -	$ 65,219,607
# Each total return swap accesses a single exchange-traded fund as referenced below and settles to cash upon termination of the swap with no interim payments. The counterparty for all swap contracts is JP Morgan.
^ Includes accrued dividend and interest income, and swap fees.
ETF - Exchange-Traded Fund
OBFR - Overnight Bank Funding Rate. The OBFR was 5.32% on July 31, 2024.